Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01
Amount Registered | shares	51,944,445
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 935,000,010.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 129,123.50
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial public filing of the Registration Statement on Form S-1 on July 10, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converting to Rule 457(a) under the Securities Act. (3) Includes shares subject to the underwriters' option to purchase additional shares, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01
Amount Registered | shares	5,555,555
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 99,999,990.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial public filing of the Registration Statement on Form S-1 on July 10, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converting to Rule 457(a) under the Securities Act. (3) Includes shares subject to the underwriters' option to purchase additional shares, if any.